ACCOUNTS RECEIVABLE, NET (Details Narrative) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivable Net
Provision for allowance	$ 43,932	$ 71,879	$ 558,069	$ 212,718